Geographic Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Single-Family Properties Owned In States

We have one reportable segment with activities related to acquiring, renovating, leasing and operating single-family homes as rental properties. As of December 31, 2012, we owned single-family properties in 18 states, with concentration of greater than 10% of net book value in four states as follows (dollars in thousands):

State	Rental Income	% of Total Rental Income	Net Book Value	% of Net Book Value
Texas	$327	7.2%	$52,640	10.4%
Georgia	$506	11.1%	$57,042	11.2%
Arizona	$844	18.6%	$75,446	14.9%
Florida	$969	21.3%	$85,196	16.8%

As of December 31, 2011, we owned single-family properties in two states as follows (dollars in thousands):

State	Rental Income	% of Total Rental Income	Net Book Value	% of Net Book Value
Arizona	$6	9.2%	$1,319	37.7%
Nevada	$59	90.8%	$2,176	62.3%